Summary of Significant Accounting Policies - Revenue - Amortization Expense Associated with Commissions Asset and Intake Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intake Costs asset
Capitalized Contract Cost [Line Items]
Amortization expense	$ 17,530	$ 13,300	$ 10,144
Commissions asset
Capitalized Contract Cost [Line Items]
Amortization expense	$ 30,739	$ 24,052	$ 19,109